Warranty reserves (Details) - Other accrued expenses and liabilities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of the activity related to warranty reserve
Warranty reserves at beginning of the period	$ 1,371,412	$ 1,275,594	$ 1,275,594	$ 963,204
Reserves provided	242,720	1,156,027	1,156,027	1,206,142
Payments for warranty costs and other	(204,713)	(1,060,209)	(1,060,209)	(893,752)
Warranty reserves at end of the period	$ 1,409,419	$ 1,371,412	$ 1,371,412	$ 1,275,594